SCHEDULE OF COMPANY AND SUBSIDIARIES (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022	Mar. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	April 14, 2022
Percentage of effective ownership		Parent	Parent
Place of incorporation	Cayman Islands
Principal activities	Investment holdings
Celestial Power Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of effective ownership		100.00%	100.00%
Primega Construction Engineering Co. Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of effective ownership		100.00%	100.00%
Celestial Power Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	February 22, 2022
Place of incorporation	The British Virgin Islands
Principal activities	Investment holdings
Primega Construction Engineering Co. Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	July 31, 2018
Place of incorporation	Hong Kong
Principal activities	Provision of (i) soil and rock transportation services; (ii) diesel oil trading and (iii) miscellaneous construction works, including ELS work